Liquidity and Going concern - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liquidity And Managements Plans [Line Items]
Cash and cash equivalents	$ 1,940,808	$ 819,906	$ 401,545	$ 2,417,256	$ 1,779,251	$ 29,891
Liquidity and Going concern [Member]
Liquidity And Managements Plans [Line Items]
Cash and cash equivalents		819,000
Working capital deficit		$ 9,600,000